Note 25 - Components of Other Assets (Detail) - Deutsche Bank AG [Member] - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Brokerage and securities related receivables [Abstracts]
Cash/margin receivables		€ 42,179	€ 40,157
Receivables from prime brokerage		5	5
Pending securities transactions past settlement date		979	1,801
Receivables from unsettled regular way trades		17,527	30,603
Total brokerage and securities related receivables		60,690	72,566
Debt securities held to collect		21,643	21,853
Accrued interest receivable		4,575	4,158
Assets held for sale		31	0
Assets related to insurance business		133	92
Other		14,106	16,028
Total other assets	[1]	€ 101,178	€ 114,698

[1]	Includes non-current assets and disposal groups held for sale